LOANS (Schedule of Recorded Investment in Nonaccrual and Loans Past Due) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	$ 2,608	$ 926	$ 718	$ 987
Loans Past Due Over 90 Days Still Accruing	28			321
One to four Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	2,017	810	601	972
Loans Past Due Over 90 Days Still Accruing	28
Multi-family [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	0
Loans Past Due Over 90 Days Still Accruing	0
Commercial real estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	265	36	35
Loans Past Due Over 90 Days Still Accruing	0			307
Construction and Land [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	46	80	80
Loans Past Due Over 90 Days Still Accruing	0
Commercial and Industrial [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	268
Loans Past Due Over 90 Days Still Accruing	0			14
Home equity loans and lines of credit [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	1			15
Loans Past Due Over 90 Days Still Accruing	0
Motor vehicle [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	6		2
Loans Past Due Over 90 Days Still Accruing	0
Other [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	5
Loans Past Due Over 90 Days Still Accruing	$ 0